OTHER LIABILITIES - Disclosure of detailed information about carrying value of other liabilities (Details) - CAD ($) $ in Thousands	Aug. 31, 2020	Aug. 31, 2019
Disclosure Of Other Liabilities [Abstract]
Contingent share consideration	$ 231	$ 1,117
Lease liabilities	2,617	0
Total other liabilities	$ 2,848	$ 1,117